Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVA

("Separate Account")

Ameritas NLVA 6150

Prospectus Dated May 1, 2013

Supplement Dated May 1, 2014

1.    Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP International Fund, Class I	Capital growth.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Investment Management, Inc.
Calvert VP EAFE International Index Portfolio, Class I – World Asset Management, Inc.	Index: MSCI EAFE Index.
Calvert VP Natural Resources Portfolio – Ameritas Investment Partners, Inc. ("AIP")	Capital growth.
Calvert VP S&P 500 Index Portfolio** – AIP (includes assets merged from Calvert VP SRI Equity as of April 30, 2014)	Index: S&P 500 Index.
Calvert VP Volatility Managed Growth Portfolio, Class F – AIP and Milliman Financial Risk Management, LLC ("Milliman")	Capital growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP and Milliman	Income and capital growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Investment Management, Inc.
Calvert VP SRI Balanced Portfolio, Class I***	Income and capital growth.
DFA Investment Dimensions Group Inc.	Dimensional Fund Advisors LP
VA Global Bond Portfolio	Market rate of return for a fixed income portfolio with low relative volatility of returns.
VA International Small Portfolio – Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFAA")	Long-term capital appreciation.
VA International Value Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA Short-Term Fixed Portfolio	Stable real return in excess of the rate of inflation with a minimum of risk.
VA U.S. Large Value Portfolio	Long-term capital appreciation.
VA U.S. Targeted Value Portfolio	Long-term capital appreciation.
DWS Variable Series I	Deutsche Investment Management Americas Inc.
DWS Capital Growth VIP Portfolio, Class A	Long-term growth of capital.
DWS Variable Series II	Deutsche Investment Management Americas Inc.
DWS Global Growth VIP Portfolio, Class A	Long-term capital growth.
DWS Small Mid Cap Value VIP Portfolio, Class A	Long-term capital appreciation.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Initial Class [1,4]	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Initial Class [1,4]	Index: S&P 500® Index.**
Fidelity® VIP Growth Portfolio, Initial Class [1,4]	Capital appreciation.
Fidelity® VIP High Income Portfolio, Initial Class [1,4]	Income and growth.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [1,4]	Bond.
Fidelity® VIP Mid Cap Portfolio, Initial Class [1,4]	Long-term growth.
Fidelity® VIP Overseas Portfolio, Initial Class [1,4]	Long-term growth.
Fidelity® VIP Strategic Income Portfolio, Initial Class [1,2,3,4]	Income.
Subadvisers: (1) FMR Co., Inc.; (2) Fidelity Investments Money Management, Inc.; (3) FIL Investment Advisors (UK) Limited; and (4) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Current income, consistent with preservation of capital, with capital appreciation as secondary.

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FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund, Series I	Seek capital growth.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Research International Series, Initial Class	Seeks capital appreciation.
MFS® Utilities Series, Initial Class	Seeks total return.
Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC
Neuberger Berman AMT Large Cap Value Portfolio, Class I –Neuberger Berman LLC ("NB")	Seeks long-term growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I – NB	Seeks growth of capital.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
Rydex Variable Trust	Guggenheim Investments
Guggenheim Long Short Equity Fund	Seeks long term capital appreciation.
Rydex Government Long Bond 1.2x Strategy Fund	Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.
Rydex Inverse Government Long Bond Strategy Fund

Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of Long Treasury Bond - a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis.

Rydex Inverse NASDAQ-100® Strategy Fund**	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the Nasdaq-100 Index® on a daily basis.
Rydex Inverse S&P 500 Strategy Fund	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis.
Rydex NASDAQ-100® Fund	Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.
Rydex Nova Fund	Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis.**
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
Rydex Russell® 2000 1.5x Strategy Fund	Seeks to provide investment results that correlate, before fees and expenses, to 150% of performance of the Russell 2000® Index on a daily basis.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.
UIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.

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FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
Vanguard® Variable Insurance Fund ****

The Vanguard Group. Inc. [1]Wellington Management Company, LLP [2]
Barrow, Hanley, Mewhinney & Strauss, LLC [3]
Delaware Investments Fund Advisers [4]
William Blair & Company, L.L.C. [5]
Schroder Investment Management North America, Inc. [6]
Baillie Gifford Overseas Ltd. [7]
M&G Investment Management Limited [8]
Granahan Investment Management, Inc. [9]

Vanguard® Balanced Portfolio [2]	Growth and Income.
Vanguard® Diversified Value Portfolio [3]	Growth and Income.
Vanguard® Equity Income Portfolio [1,2]	Growth and Income.
Vanguard® Equity Index Portfolio [1]	Index: Growth and Income.
Vanguard® Growth Portfolio [2,4,5]	Growth.
Vanguard® High Yield Bond Portfolio [2]	Income.
Vanguard® International Portfolio [6,7,8]	Growth.
Vanguard® Mid-Cap Index Portfolio [1]	Index: Growth.
Vanguard® Money Market Portfolio [1]	Money Market.
Vanguard® REIT Index Portfolio [1]	Index: Growth and Income.
Vanguard® Small Company Growth Portfolio [1,9]	Growth.
Vanguard® Total Bond Market Index Portfolio [1]	Index: Bonds.
Vanguard® Total Stock Market Index Portfolio [1]	Index: Growth and Income.

*

These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds’ investment adviser and Ameritas Investment Partners, Inc. are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.

**

"Standard & Poor's ®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us.  The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.  The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

***	Sustainable and Responsible Investment ("SRI")
****	Vanguard is a trademark of The Vanguard Group, Inc.

2.    Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2013.

3.    The sixth bullet of the Asset Allocation Program section is revised to read as follows:

If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes.  You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy.  For these reasons, you will not be able to execute trades online if you participate in the Program.  You will be required to communicate with the Service Center if you wish to make a transfer or trade.  The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Program for your Policy prior to you being able to execute any telephone transaction.

4.    Under the Non-Program GLWB Models section, the fourth bullet listed under To elect a Non-Program GLWB Model is revised to read as follows:

You may not make changes to your allocations outside the Non-Program GLWB Models.  Changes to allocations outside the Non-Program GLWB Model will be considered as having withdrawn from the model and risk termination of your GLWB2 rider.  For this reason, you will not be able to execute trades online when you are using a Non-Program GLWB Model.  You will be required to communicate with the Service Center if you wish to make a transfer or trade away from a Non-Program Model.  The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Non-Program GLWB Model for your Policy, prior to you being able to execute any telephone transaction.

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5.     The following is added to the Non-Program GLWB Models section of your prospectus:

The strategies used by the Non-Program GLWB Models seek to limit the volatility risks associated with the value of your Policy.  While these strategies are intended to reduce the risk of market losses from investing in equity securities, they may result in periods of underperformance, especially, but not limited to, during times when the market is appreciating.  As a result, your Policy value may rise less than it would have without these strategies.  During periods of high market volatility, the strategies are intended to dampen the impact on your Policy value during sharp market losses, but nevertheless, you may still incur losses.

6.     The Legal Proceedings section in your prospectus is deleted and replaced with the following:

Legal Proceedings

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business.  Certain of the proceedings we are involved in assert claims for substantial amounts.  While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on any or all of the above.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy issued by

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 1-800-255-9678.

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